Fees Summary	Aug. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,763,272,250.29
Previously Paid Amount	0.00
Total Fee Amount	269,956.98
Total Offset Amount	0.00
Net Fee	$ 269,956.98